Basis of Presentation	9 Months Ended
Sep. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation

The unaudited interim consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (or GAAP). These financial statements include the accounts of Teekay Offshore Partners L.P., which is a limited partnership organized under the laws of the Republic of The Marshall Islands, its wholly owned or controlled subsidiaries and the Dropdown Predecessor (see note 3) (collectively, the Partnership).

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Certain information and footnote disclosures required by GAAP for complete annual financial statements have been omitted and, therefore, these interim financial statements should be read in conjunction with the Partnership’s audited consolidated financial statements for the year ended December 31, 2015, which are included in the Partnership’s Annual Report on Form 20-F, filed with the U.S. Securities and Exchange Commission (or SEC) on April 18, 2016. In the opinion of management of the Partnership’s general partner, Teekay Offshore GP L.L.C. (or the general partner), these interim unaudited consolidated financial statements reflect all adjustments, which are of a normal recurring nature, necessary to present fairly, in all material respects, the Partnership’s consolidated financial position, results of operations, changes in total equity and cash flows for the interim periods presented. The results of operations for the interim periods presented are not necessarily indicative of those for a full fiscal year. Historically, the utilization of shuttle tankers in the North Sea is higher in the winter months as favorable weather conditions in the summer months provide opportunities for repairs and maintenance to the Partnership’s vessels and the offshore oil platforms. Downtime for repairs and maintenance generally reduces oil production and, thus, transportation requirements. Intercompany balances and transactions have been eliminated upon consolidation.

Vessels and equipment

The Partnership considers its shuttle tankers to be comprised of two components: i) a conventional tanker (or the tanker component) and ii) specialized shuttle equipment (or the shuttle component). The Partnership differentiates these two components on the principle that a shuttle tanker can also operate as a conventional tanker without the use of the shuttle component. The economics of this alternate use depend on the supply and demand fundamentals in the two segments. Historically, the useful life of both components was assessed as 25 years commencing from the date the vessel is delivered from the shipyard. During the nine months ended September 30, 2016, the Partnership has considered factors related to the ongoing use of the shuttle component and has reassessed the useful life as being 20 years based on the challenges associated with adverse market conditions in the energy sector and other long term factors associated with the global oil industry. This change in estimate, commencing January 1, 2016, impacts the entire fleet of its shuttle tanker vessels. Separately, the Partnership has reviewed the depreciation of the tanker component for eight vessels in its fleet that are 17 years of age or older. Based on the Partnership’s expected operating plan for these vessels, the Partnership has reassessed the estimated useful life of the tanker component for these vessels as 20 years commencing January 1, 2016. As market conditions evolve, the Partnership will continue to monitor the useful life of the tanker component for other vessels within the shuttle tanker segment. The effect of these changes in estimates was an increase in depreciation and amortization expense and a decrease in net income by $7.4 million, or a decrease of $0.05 per basic and diluted common unit, for the three months ended September 30, 2016, and an increase in depreciation and amortization expense and net loss by $21.9 million, or $0.19 per basic and diluted common unit, for the nine months ended September 30, 2016.

Asset retirement obligation

The Partnership has an asset retirement obligation (or ARO) relating to the sub-sea mooring and riser system associated with the Gina Krog FSO unit expected to commence operations in the North Sea in early-2017 (see note 11b). This obligation involves the costs associated with the restoration of the environment surrounding the facility and removal of all equipment, which are subsequently to be reimbursed by the charterer. This obligation is expected to be settled at the end of the contract under which the FSO unit is expected to operate, which is a three-year time-charter contract which includes 12 additional one-year extension options.

The Partnership records the fair value of an ARO as a liability in the period when the obligation arises. The fair value of the ARO is measured using expected future cash outflows discounted at the Partnership’s credit-adjusted risk-free interest rate. When the liability is recorded, and as the ARO will be covered by contractual payments to be received from the charterer, the Partnership records a separate receivable concurrently with the ARO being created. Each period, the liability is increased for the change in its present value. Changes in the amount or timing of the estimated ARO are recorded as an adjustment to the related asset and liability. As at September 30, 2016, the ARO and associated receivable, which is recorded in other long-term liabilities and other non-current assets, respectively, were both $21.3 million.